SCHEDULE OF CARRYING AMOUNTS OF RIGHT-OF-USE ASSETS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Right of use asset	$ 12,344,687	$ 12,573,710	$ 1,077,241
Foreign currency translation	(93,961)	(119,182)	(117,959)
Accumulated depreciation of right of use assets	(1,751,347)	(1,723,114)	(1,233,934)
Accumulated depreciation of right of use assets (related party)	(551,051)	(325,040)
Buildings [member]
IfrsStatementLineItems [Line Items]
Right of use asset	2,541,123	2,541,123	1,378,312
Buildings Related Party [Member]
IfrsStatementLineItems [Line Items]
Right of use asset	11,149,101	11,149,101
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Right of use asset	992,410	992,410	992,410
Office space [member]
IfrsStatementLineItems [Line Items]
Right of use asset	$ 58,412	$ 58,412	$ 58,412